SUMMARY OF ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2023
Disclosure Of Significant Accounting Policies Abstract [Abstract]
SUMMARY OF ACCOUNTING POLICIES	SUMMARY OF ACCOUNTING POLICIES
3.1 Overall considerations
The Group applied the same accounting policies in the preparation of these financial statements as those disclosed in Note 3 of its most recent annual consolidated financial statements for the year ended December 31, 2022, except for the accounting policy described below in Note 3.2 and the initial and early adoption of new standards, as described below in Note 3.3.
When preparing the financial statements, management undertakes a number of judgements, estimates and assumptions about the recognition and measurement of assets, liabilities, income and expenses. The actual results may differ from the judgements, estimates and assumptions made by management, and will seldom equal the estimated results. The Group applied the same judgements, estimates and assumptions in the financial statements, including the key sources of estimation uncertainty, as those disclosed in Note 3 of its most recent annual consolidated financial statements for the year ended December 31, 2022.

3.2 Convertible debt instruments
The Group reviewed the terms of the convertible debentures to determine whether there are component parts of compound financial instruments that are required to be separated and accounted for as individual financial instruments. Conversion option features that have economic characteristics and risks that do not meet the "Fixed for Fixed" criteria or are not closely related to those of the host instrument should be classified as embedded derivatives and separated from the host contract. The Group determined that the conversion options on the convertible debt instruments are derivative instruments that should be separated from the host contract and classified as a liability in accordance with IAS 32 - Financial Instruments: Presentation and IFRS 9 - Financial Instruments due to the variability in the cash flows.
At inception, the Group allocated the proceeds first to the fair value of the conversion options on the convertible debt instruments and the remaining proceeds are allocated to the convertible debenture host contract. The conversion options on the convertible debt instruments designated at fair value through profit or loss ("FVTPL") are carried subsequently at fair value with gains or losses recognized in the consolidated statement of earnings (loss) and comprehensive earnings (loss). The convertible debenture host contract is measured at amortized cost, using the effective interest method until extinguished upon conversion or at the instrument’s maturity date. The effective interest expense is classified as accretion expense under finance costs in the consolidated statement of earnings (loss) and comprehensive earnings (loss).
Transaction costs related to the issue of convertible debt instruments are allocated to the components in proportion to the initial carrying amounts. Transaction costs relating to conversion options on the convertible debt instruments are recognized as finance costs in the consolidated statement of earnings (loss) and comprehensive earnings (loss) as incurred. Transaction costs relating to the convertible debentures component are included in the carrying amount and are amortized over the term of the convertible debt instruments using the effective interest method.
3 - SUMMARY OF ACCOUNTING POLICIES (CONTINUED)
3.3 Initial and early application of new accounting standards and interpretations in the reporting standards
Amendments to IAS 1, Presentation of Financial Statements and IFRS Practice Statement 2, Making Materiality Judgements
On February 11, 2021, the IASB issued amendments to IAS 1, Presentation of Financial Statements and IFRS Practice Statement 2, Making Materiality Judgements, to provide guidance in determining which accounting policies to disclose. The amendments require entities to disclose material accounting policies rather than significant policies. The amendments clarify that accounting policy information is material if users of an entity’s financial statements would need it to understand other material information in the financial statements. In assessing the materiality of accounting policy information, entities need to consider both size of the transaction, other events or conditions and the nature of them, even if the related amounts are immaterial. The adoption of the amendments as of January 1, 2023 did not have an impact on the Company’s financial statements.
Amendments to IAS 8, Accounting Policies, Change in Accounting Estimates and Errors
On February 11, 2021, the IASB issued amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, to clarify how to distinguish changes in accounting policies, which must be applied retrospectively, from changes in accounting estimate, which are accounted for prospectively. The amendments clarify the definition of accounting estimates as "monetary amounts in the financial statements that are subject to measurement uncertainty". The amendments clarify that a change in accounting estimate is a change in input or a change in a measurement technique used to develop an accounting estimate, if they do not result in the correction of a prior period error. The adoption of the amendments as of January 1, 2023 did not have an impact on the Company’s financial statements.
Amendments to IAS 12, Income Taxes
On May 6, 2021, the IASB released Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12). The amendment relates to the recognition of deferred tax when an entity accounts for transactions, such as leases or decommissioning obligations, by recognizing both an asset and a liability. The objective of this amendment is to narrow the initial recognition exemption in paragraphs 15 and 24 of IAS 12, so that it would not apply to transactions that give rise to both taxable and deductible temporary differences, to the extent the amounts recognized for the temporary differences are the same. The adoption of the amendments as of January 1, 2023 did not have an impact on the Company’s financial statements.
3 - SUMMARY OF ACCOUNTING POLICIES (CONTINUED)
3.3 Initial and early application of new accounting standards and interpretations in the reporting standards (continued)
Amendments to IFRS 16, Leases
On September 22, 2022, the IASB issued an amendment to IFRS 16, Leases to clarify how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale. The amendment requires a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The early adoption of the amendments as of January 1, 2023 did not have an impact on the Company’s financial statements.
Amendments to IAS 7, Statement of Cash Flow and IFRS 7, Financial Instruments : Disclosures
On May 25, 2023, the IASB issued an amendment to IAS 7, Statement of Cash Flow and IFRS 7, Financial Instruments: Disclosures to add qualitative and quantitative disclosure requirements to allow users to assess how supplier finance arrangements affect an entity’s liabilities, cash flows and liquidity risk. The amendments to IAS 7 will become effective for annual reporting periods beginning on or after January 1, 2024 and the amendments to IFRS 7 when it applies the amendments to IAS 7. Earlier application is permitted. The Company made the election to early adopt the amendments as of June 30, 2023 and disclose the additional information in the Company's financial statements.
3.4 Standards, amendments and Interpretations to existing Standards that are not yet effective and have not been adopted early by the Group
At the date of authorization of these financial statements, several other new, but not yet effective, standards and amendments to existing standards, and interpretations have been published by the IASB. None of these standards or amendments to existing standards have been adopted early by the Company.
Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New standards, amendments and interpretations not adopted in the current year have not been disclosed as they are not expected to have a material impact on the Company’s financial statements.